FINANCIAL INSTRUMENTS AND RISK MANAGEMENT- Working capital and going concern assessment (Details) $ in Millions						1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 21, 2019 ZAR (R)	Apr. 17, 2019 item	Apr. 15, 2019 ZAR (R) shares	Apr. 11, 2019 USD ($)	Apr. 11, 2019 ZAR (R)	Jul. 31, 2018 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2019 ZAR (R) item $ / oz	Dec. 31, 2018 ZAR (R) shares	Dec. 31, 2017 ZAR (R) shares	Mar. 31, 2020 ZAR (R)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ZAR (R) shares	Nov. 11, 2019 ZAR (R)	May 31, 2018 ZAR (R)	Apr. 11, 2018 shares	Dec. 31, 2016 ZAR (R) shares	Nov. 15, 2016 ZAR (R)
Working capital and going concern assessment
Profit or loss								R 432,800,000	R (2,520,700,000)	R (4,433,100,000)
Working capital								11,836,900,000	562,700,000
Equity									24,724,400,000	23,998,200,000			R 31,138,300,000				R 16,469,100,000
Cash from operating activities								R 9,464,000,000	12,197,200,000	2,740,700,000
Committed undrawn facilities									5,987,100,000	3,652,500,000	R 200,000,000		5,688,000,000
Cash and cash equivalents									2,549,100,000	2,062,400,000	14,600,000,000		5,619,000,000				R 967,900,000
Borrowings, current									6,188,200,000	1,657,500,000			38,300,000
Borrowings, non-current									R 18,316,500,000	R 23,992,000,000			R 23,697,900,000
Actual leverage ratio									2.5	2.6		1.4	1.4
Leverage ratio, actual adjusted												1.25	1.25
Interest coverage ratio								6.5	4.9
Interest coverage ratio, adjusted								12.5
Leverage ratio maximum per covenant for the first specified period								3.5
Leverage ratio maximum per covenant for the second specified period								2.5
Leverage ratio targeted maximum								1
Number of wage negotiations | item								3
Number of shares issued | shares			108,900,000						2,266,261,000	2,168,721,000		2,670,030,000	2,670,030,000			87,145,885	929,004,342
Value of shares for cash			R 1,700,000,000
Deferred revenue advance received	R 1,100,000,000			$ 125	R 1,750,000,000	$ 500		R 2,859,300,000	R 6,555,400,000
Number of unions | item		1
Strike period		5 months
Estimated working capital lockup								2,500,000,000
Average exchange rate for remainder of year, ZAR to USD								R 18
Liquidity											16,500,000,000
Available Uncommitted Overnight Facilities											R 1,700,000,000
Gold
Working capital and going concern assessment
Average commodity price for remainder of year | $ / oz								1,600
Palladium
Working capital and going concern assessment
Average commodity price for remainder of year | $ / oz								2,000
Platinum
Working capital and going concern assessment
Average commodity price for remainder of year | $ / oz								750
Rhodium
Working capital and going concern assessment
Average commodity price for remainder of year | $ / oz								7,500
Minimum
Working capital and going concern assessment
Interest coverage ratio							3.5	5.36
Maximum
Working capital and going concern assessment
Actual leverage ratio							3.75					2.98	2.98
US$600 million RCF
Working capital and going concern assessment
Notional amount												$ 600			R 600,000,000
Borrowings, current												$ 150	R 2,100,000,000
Leverage ratio maximum per covenant for the first specified period								2.5
US$600 million RCF | Minimum
Working capital and going concern assessment
Interest coverage ratio								4.0
R6.0 billion RCF
Working capital and going concern assessment
Refinancing														R 6,000,000,000
Notional amount													6,000,000,000	6,000,000,000				R 6,000,000,000
R5.5 billion RCF
Working capital and going concern assessment
Refinancing														5,500,000,000
Notional amount													R 5,500,000,000	R 5,500,000,000